SUPPLEMENT DATED DECEMBER 13, 2018
TO

PROSPECTUS DATED JUNE 26, 2018
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I
Dimensional Fund Advisors, LP has replaced Northern Cross, LLC as the Sub-Adviser of the M International Equity Fund, effective December 12, 2018.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.